Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial risk management and financial instruments	Financial risk management and financial instruments
Financial risk management
The Group’s operations are exposed to financial risks. To manage these risks efficiently, the Group has established guidelines in the form of a treasury policy that serves as a framework for the daily financial operations. The treasury policy stipulates the rules and limitations for the management of financial risks.
Financial risk management is centralized within Treasury who are responsible for the management of financial risks. Treasury manages and executes the financial management activities, including monitoring the exposure of financial risks, cash management, and maintaining a liquidity reserve. Treasury operates within the limits and policies authorized by the Board of Directors.
Capital management
The Group’s objectives when managing capital (cash and cash equivalents, short term investments, and equity) is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. The Group’s capital structure and dividend policy is decided by the Board of Directors. Treasury continuously reviews the Group’s capital structure considering, amongst other things, market conditions, financial flexibility, business risk, and growth rate. We have never declared or paid any cash dividends on our share capital, and we do not expect to pay dividends or other distributions on our ordinary shares in the foreseeable future.
On November 5, 2018, Spotify Technology S.A. announced that it would commence a share repurchase program beginning in the fourth quarter of 2018. Repurchases of up to 10,000,000 of the Company’s ordinary shares have been authorized by the Company’s general meeting of shareholders and the Board of Directors approved such repurchase up to the amount of US$1.0 billion. An aggregate of 4,366,427 ordinary shares for €510 million has been repurchased since the commencement of the share repurchase program. All repurchases were conducted during 2018 and 2019. The authorization to repurchase program will expire on April 21, 2021 unless renewed by decision of a general meeting of shareholders. The timing and actual number of shares repurchased depends on a variety of factors, including price, general business and market conditions, and alternative investment opportunities. The repurchase program is executed consistent with the Group’s capital allocation strategy of prioritizing investment to grow the business over the long term. Under the repurchase program, repurchases can be made from time to time using a variety of methods, including open market purchases, all in compliance with the rules of the Commission and other applicable legal requirements. The repurchase program does not obligate the Company to acquire any particular amount of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. The Group uses current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program.
The Group is not subject to any externally imposed capital requirements.
Credit risk management
Financial assets with respect to cash and cash equivalents and short term investments carry an element of risk that counterparties may be unable to fulfill their obligations. This exposure arises from the investments in liquid funds of banks and other counterparties. The Group mitigates this risk by adopting a risk averse approach in relation to the investment of surplus cash. The main objectives for investments are first, to preserve principal and secondarily, to maximize return given the rules and limitations of the treasury policy. Surplus cash is invested in counterparties and instruments considered to carry low credit risk. Investments are subject to credit rating thresholds and at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks). The weighted-average maturity of the portfolio shall not be greater than 2 years, and the final maturity of any investment is not to exceed 5 years. The Group shall maintain the ability to liquidate the majority of all investments (classified as cash and cash equivalents and short term investments) within 90 days. At December 31, 2020 and 2019, the financial credit risk was equal to the consolidated statement of financial position value of cash and cash equivalents and short term investments of €1,747 million and €1,757 million, respectively. No credit losses were incurred during 2020 or 2019 on these investments.
The credit risk with respect to the Group’s trade receivables is diversified geographically and among a large number of customers, private individuals, as well as companies in various industries, both public and private. The majority of the Group’s revenue is paid monthly in advance significantly lowering the credit risk incurred for these specific counterparties. Solvency information is generally required for credit sales within the Ad sales and Partner subscription business to minimize the risk of bad debt losses and is based on information provided by credit and business information from external sources.
Liquidity risk management
Liquidity risk is the Group’s risk of not being able to meet the short term payment obligations due to insufficient funds. The Group has internal control processes and contingency plans for managing liquidity risk. A centralized cash pooling process enables the Group to manage liquidity surpluses and deficits according to the actual needs at the group and subsidiary level. The liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from operations.
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2020	2019
	(in € millions)
Liquidity
Short term investments	596	692
Cash equivalents	685	585
Cash at bank and on hand	466	480
Liquidity position	1,747	1,757
Cash equivalents include investments in money market funds measured at fair value and classified as level 1 financial instruments in the fair value hierarchy.
Currency risk management
Transaction exposure relates to business transactions denominated in foreign currency required by operations (purchasing and selling) and/or financing (interest and amortization). The Group’s general policy is to hedge a portion of its transaction exposure on a case-by-case basis under the Group’s cash-flow hedging program by entering into multiple foreign exchange forward contracts. The Group does not enter into foreign exchange forward contracts greater than one year. The Group’s currency pairs used for cash flow hedges are Euro / U.S. dollar, Euro / Australian dollar, Euro / British pound, Euro / Swedish krona, Euro / Canadian dollar, and Euro / Norwegian krone. Translation exposure relates to net investments in foreign operations. The Group does not conduct translation risk hedging.
(i)Transaction exposure sensitivity
In most cases, the Group’s customers are billed in their respective local currency. Major payments, such as salaries, consultancy fees, and rental fees are settled in local currencies. Royalty payments are primarily in EUR and USD. Hence, the operational need to net purchase foreign currency is due primarily to a deficit from such settlements.
The table below shows the immediate impact on net loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure, at December 31, 2020 and 2019. The impact on net loss is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2020	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	67

2019	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	121
(ii)Translation exposure sensitivity
Translation exposure exists due to the translation of the results and financial position of all of the Group entities that have a functional currency different from the presentation currency of Euro. The impact on the Group’s equity would be approximately €105 million and €50 million if the EUR weakened by 10% against all translation exposure currencies, based on the exposure at December 31, 2020 and 2019, respectively.
Interest rate risk management
Interest rate risk is the risk that changes in interest rates will have a negative impact on the Group’s earnings and cash flow. The Group’s exposure to interest rate risk is related to its interest-bearing assets, primarily its debt securities held at fair value through other comprehensive income. Fluctuations in interest rates impact the yield of the investment. The sensitivity analysis considered the historical volatility of short term interest rates and determined that it was reasonably possible that a change of 100 basis points could be experienced in the near term. A hypothetical 100 basis points increase in interest rates would have impacted interest income by €6 million for both the years ended December 31, 2020 and 2019.
Financing risk management
The Group finances its operations through external borrowings, equity, and cash flow from operations. The funding strategy has been to diversify funding sources. Historically, the external debt consisted of the Convertible Notes and finance leases.
Share price risk management
Share price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in the fair value of the Company’s ordinary share price. The Group’s exposure to this risk relates primarily to the outstanding warrants.
The warrants are re-measured at each reporting date using valuation models using input data based on the Company’s share price. Changes in the fair value of these instruments are recognized in finance income or cost. An increase of share price will increase the value of the warrants. The Group has not entered into any hedging arrangement to mitigate these fluctuations.
Other share price risk
Social costs are payroll taxes associated with employee salaries and benefits, including share-based compensation that the Group is subject to in various countries in which the Group operates. Social costs are accrued at each reporting period based on the number of vested stock options and awards outstanding, the exercise price, and the Company's share price.  Changes in the accrual are recognized in operating expenses.  An increase in share price will increase the accrued expense for social costs, and when the share price decreases, the accrued expense will become a reduction in social costs expense, all other things being equal, including the number of vested stock options and exercise price remaining constant. The impact on the accrual for social costs on outstanding share based payment awards of an increase or decrease in the Company’s ordinary share price of 10% would result in a change of €27 million and €14 million at December 31, 2020 and December 31, 2019, respectively.
Investment risk
The Group is exposed to investment risk as it relates to changes in the market value of its long term investments, due primarily to volatility in the share price used to measure the investment and exchange rates. The majority of the Group’s long term investments relate to TME.
Insurance risk management
Insurance coverage is governed by corporate guidelines and includes a common package of different property and liability insurance programs. The business is responsible for assessing the risks to decide the extent of actual coverage. Treasury manages the common Group insurance programs.
Financial instruments
Foreign exchange forward contracts
Cash flow hedges
The notional principal of the foreign exchange contracts was approximately €1,695 million and €1,538 million as of December 31, 2020 and 2019, respectively. The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2020:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	274	379	239	809	1,384	32
Cost of revenue	199	274	166	543	938	24
Total	473	653	405	1,352	2,322	56
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2019:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	226	328	194	739	1,221	38
Cost of revenue	176	242	141	499	832	29
Total	402	570	335	1,238	2,053	67
Fair values
The carrying amounts of certain financial instruments, including cash and cash equivalents, trade and other receivables, restricted cash, trade and other payables, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities. The Group measures its lease liabilities as described in Note 2. All other financial assets and liabilities are accounted for at fair value.
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2020
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	685	—	—	685
Short term investments:
Money market funds	25	—	—	25
Government securities	198	31	—	229
Agency securities	—	4	—	4
Corporate notes	—	276	—	276
Collateralized reverse purchase agreements	—	62	—	62
Derivatives (designated for hedging):
Foreign exchange forwards	—	12	—	12
Long term investments	2,228	—	49	2,277
Total financial assets at fair value by level	3,136	385	49	3,570
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	89	89
Derivatives (designated for hedging):
Foreign exchange forwards	—	16	—	16
Contingent consideration	—	—	30	30
Total financial liabilities at fair value by level	—	16	119	135

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2019
	(in € millions)
Financial assets at fair value
Cash equivalents
Money market funds	585	—	—	585
Short term investments:
Government securities	229	39	—	268
Agency securities	—	5	—	5
Corporate notes	—	263	—	263
Collateralized reverse purchase agreements	—	156	—	156
Derivatives (designated for hedging):
Foreign exchange forwards	—	8	—	8
Long term investments	1,481	—	16	1,497
Total financial assets at fair value by level	2,295	471	16	2,782
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	98	98
Derivatives (designated for hedging):
Foreign exchange forwards	—	13	—	13
Contingent consideration	—	—	27	27
Total financial liabilities at fair value by level	—	13	125	138
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of each reporting period. During the years ended December 31, 2020 and 2019 there were no transfers between levels in the fair value hierarchy.
Recurring fair value measurements
Long term investment – Tencent Music Entertainment Group
The Group’s approximate 8% investment in TME is carried at fair value through other comprehensive income. Prior to December 12, 2018, the fair value of unquoted ordinary shares of TME had been estimated using unquoted TME market transactions, the latest fair value per ordinary share disclosed within TME’s initial registration statement on Form F-1 filed with the SEC and other unobservable inputs. Subsequent to December 12, 2018, the fair value of ordinary shares of TME is based on the ending NYSE American depository share price. Accordingly, the entire balance of the Group’s investment in TME of €1,630 million was transferred from level 3 to level 1 within the fair value hierarchy in accordance with IFRS 7. The fair value of the long term investments may vary over time and is subject to a variety of risks including: company performance, macro-economic, regulatory, industry, USD to Euro exchange rate, and systemic risks of the equity markets overall.
The table below presents the changes in the investment in TME:

	2020	2019	2018
	(in € millions)
At January 1	1,481	1,630	910
Changes in fair value recorded in other comprehensive loss	747	(149)	720
At December 31	2,228	1,481	1,630
The impact on the fair value of the Group’s long term investment in TME using reasonably possible alternative assumptions with an increase or a decrease of TME’s share price used to value its equity interests of 10% results in a range of €2,005 million to €2,451 million at December 31, 2020 and €1,333 million to €1,629 million at December 31, 2019.
The following sections describe the valuation methodologies the Group uses to measure its Level 3 financial instruments at fair value on a recurring basis.
Fair value of ordinary shares
On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the NYSE. The fair value of the Company’s ordinary shares subsequent to the direct listing is based on the NYSE closing ordinary share price of the Group.
The valuation of certain items in the consolidated financial statements prior to the direct listing was consistent with the Group’s use of the Probability Weighted Expected Return Method (“PWERM”) to value the Company’s ordinary shares.
The fair value of the ordinary shares prior to the direct listing was determined using recent secondary market transactions in the Company’s ordinary shares and the PWERM, which is one of the recommended valuation methods to measure fair value in privately held companies with complex equity structures in the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Under this method, discrete future outcomes, including as a public company, non-public company scenarios, and a merger or sale, are weighted based on estimates of the probability of each scenario. In the Group’s application of this method, five different future scenarios are identified (high and low case public company, high and low case transaction, and private company). For each scenario, an equity value is calculated based on revenue multiples, derived from listed peer companies, which are applied on different (scenario-dependent) forecasted revenue. For the private company scenario, a discounted cash flow method also is considered in determining the equity value. Ordinary share values are weighted by the probability of each scenario in the valuation model. In addition, an appropriate discount adjustment is incorporated to recognize the lack of marketability due to being a closely held entity. Finally, the impact on the share value of recent financing and secondary trading is considered.
The following weightings, up until the Group’s direct listing, were applied to each valuation method:

2018
PWERM	50%
Secondary market transactions	50%
The PWERM valuations, up until the Group’s direct listing, weighted the different scenarios as follows:

2018
Market Approach – High Case Public Company	55 – 70%
Market Approach – Low Case Public Company	28 – 35%
Market Approach – High Case Transaction	0 – 3%
Market Approach – Low Case Transaction	0 – 2%
Private Case – Income and Market Approaches	2 – 5%
The key assumptions used to estimate the fair value of the ordinary shares and contingent options using the PWERM, up until the Group’s direct listing, were as follows:

2018
Revenue multiple used to estimate enterprise value	3.0
Discount rate (%)	13
Volatility (%)	32.5 – 35.0
Warrants
On October 17, 2016, the Company sold, for €27 million, warrants to acquire 5,120,000 ordinary shares to certain holders that are employees and management of the Group. The exercise price of each warrant is US$50.61, which was equal to 1.2 times the fair market value of ordinary shares on the date of issuance.
On July 13, 2017, the Company sold, for €9 million, a warrant to acquire 1,600,000 ordinary shares to certain holders that are employees and management of the Group. The exercise price of each warrant is US$89.73, which was equal to 1.3 times the fair market value of ordinary shares on date of issuance. The warrants are exercisable at any time through July 2020.
On July 1, 2019, the Company sold, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, an entity indirectly wholly owned by him. The exercise price of each warrant is US$190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through July 1, 2022.
On October 4, 2019, the Company issued 1,600,000 ordinary shares upon the exercise of 1,600,000 warrants that were granted on October 17, 2016, for cash of €74 million. On October 17, 2019, the Company issued 1,991,627 shares upon the effective net settlement of the remaining 3,520,000 warrants that were granted on October 17, 2016. Refer to Note 26.
On July 13, 2020, the Company issued 1,084,043 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, upon the effective net settlement of the 1,600,000 warrants that were granted on July 13, 2017. Refer to Note 26.
The outstanding warrants are measured on a recurring basis in the consolidated statement of financial position and are Level 3 financial instruments recognized at fair value through the consolidated statement of operations. The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2020	2019	2018
Expected term (years)	1.5	0.5 – 2.5	0.8 – 1.5
Risk free rate (%)	0.11	1.58 – 1.59	2.55 – 2.58
Volatility (%)	50.0%	32.5%	40.0%
Share price (US$)	314.66	149.55	113.50
The table below presents the changes in the warrants liability:

	2020	2019	2018
	(in € millions)
January 1	98	333	346
Issuance of warrant for cash	—	15	—
Issuance of shares upon exercise of, or net settlement of, warrants	(267)	(303)	—
Non cash changes recognized in profit or loss
Changes in fair value	263	35	(39)
Effect of changes in foreign exchange rates	(5)	18	26
At December 31	89	98	333
The warrant liability is included in derivative liabilities on the consolidated statement of financial position. The change in estimated fair value is recognized within finance income or costs in the consolidated statement of operations.
The impact on the fair value of the warrants with an increase or decrease in the Company’s ordinary share price of 10% results in a range of €72 million to €106 million at December 31, 2020 and €75 million to €127 million at December 31, 2019.
Long term investments – Other
The Group has interests in certain long term investments. The majority of these investments are in unlisted equity securities carried at fair value through other comprehensive income. The fair value of these equity investments are generally determined by (i) applying market multiples to the projected financial performance and (ii) discounting the future value to its present value equivalent. The key assumptions used to estimate the fair value of these equity investments include the exit multiple used to estimate business enterprise value and discount rate.
The fair value of the long term investments may vary over time and is subject to a variety of risks including: company performance, macro-economic, regulatory, industry, USD to Euro exchange rate, and systemic risks of the equity markets overall.
The table below presents the changes in the other long term investments:

	2020	2019	2018
	(in € millions)
At January 1	16	16	—
Initial recognition of long term investment	9	—	16
Changes in fair value recorded in other comprehensive income	29	—	—
Changes in fair value recognized in profit or loss	(5)	—	—
At December 31	49	16	16

Contingent consideration
On April 1, 2019, the Group acquired Cutler Media, LLC ("Parcast"), a premier storytelling podcast studio. Included in the purchase price was €13 million related to the estimated fair value of contingent consideration. The contingent consideration is valued by the Group using a simulation of user engagement outcomes. The change in the fair value of the contingent consideration is recognized within general and administrative expenses in the consolidated statement of operations.
The table below presents the changes in the contingent consideration liability:

	2020	2019
	(in € millions)
At January 1	27	—
Initial recognition of contingent consideration included in purchase consideration of acquisition	—	13
Contingent consideration payments	(7)	—
Changes in fair value recognized in profit or loss	13	14
Effect of changes in foreign exchange rates	(3)	—
At December 31	30	27
As of December 31, 2020, the remaining maximum potential contingent consideration payout is €33 million over the next two years.
Convertible Notes
On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the NYSE, and the option for the Convertible Noteholders to unwind the January 2018 exchange transaction expired. As a result, the Group recorded an expense of €123 million within finance costs to mark to market the Convertible Notes to the fair value based on the closing price of the Company’s ordinary shares on April 3, 2018. The Company then reclassified the Convertible Notes balance of €1.1 billion to Other paid in capital within Equity. Refer to Note 20.
The table below presents the changes in the Convertible Notes:

2018
(in € millions)
At January 1	944
Non cash changes recognized in consolidated statement of operations
Changes in fair value	221
Effect of changes in foreign exchange rates	(20)
Issuance of shares upon exchange of Convertible Notes	(1,145)
At December 31	—
The change in estimated fair value is recognized within finance costs in the consolidated statement of operations.